Subsequent Events (Additional Information) (Details) - USD ($) $ in Millions	Apr. 17, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common Stock, Shares, Issued		8,022,463	8,016,516	271,371
Subscription agreement [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement	$ 70.0
Common Stock, Shares, Issued	1,249,283